Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1		$ 24,874
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2		23,212
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3		44,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4		40,657
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5		2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6		69,386
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7		63,869
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8		(29,509)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9		(8,455)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 10		39,877
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 11		55,414
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1	32,478
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2	24,874
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3	44,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4	44,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5	2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6	76,990
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7	69,386
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8	(40,638)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9	(29,509)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 10	36,352
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 11	$ 39,877